LOANS AND ADVANCES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
Total	$ 29,587,306	$ 3,793,439	$ 18,825,366
Margin loans
Total	29,084,958		18,424,972
IPO loans
Total	34,348		$ 400,394
Other advances
Total	$ 468,000